LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LONG TERM BANK LOANS
NOTE 14 – LONG TERM BANK LOANS

		Interest
		Rate
	Bank Name	per Annum	December 31,
			$ 2016	$ 2015
Due on August 30, 2019, collateral by the Company’s LUR	Anhui Commercial Bank (“ACB”) Hui Tong Branch	8.00%	$7,207,727	$—
Total			$7,207,727	$—

Interest expense, included in the financial expenses in the statement of operations, was $225,900, nil and nil for the years ended December 31, 2016, 2015 and 2014, respectively.